GOF-P12 04/26

SUPPLEMENT DATED APRIL 17, 2026
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

All changes described below are effective June 20, 2026.

1. The following replaces the reference to John Wiley in the section titled “Fund Summary – Portfolio Managers” in the Summary Prospectus and Prospectus of each fund listed in Schedule A:

Daniel Workman, CFA
Vice President of Advisers and portfolio manager of the Fund since June 2026.

2. The following replaces the reference to John Wiley in the section titled “Fund Details – Management” in the Prospectus of each fund listed in Schedule A:

Daniel Workman, CFA Portfolio Manager of Advisers

Mr. Workman has been a portfolio manager of the Fund since June 2026. He joined Franklin Templeton in 2003.

3. The following replaces references to John Wiley in the table in the section titled “Management and Other Services – Portfolio managers” in the SAI of each fund listed in Schedule A:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Daniel Workman*	Registered Investment Companies	10	20,600.5	None	None
	Other Pooled Investment Vehicles	2	238.1	None	None
	Other Accounts	3	6.9	None	None

*Information is provided as of February 28, 2026.

4. The following replaces references to John Wiley in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the SAI of each fund listed in Schedule A:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Daniel Workman*	None

*Information is provided as of March 31, 2026.

SCHEDULE A

Fund	Date of Summary Prospectus, Prospectus and SAI
FRANKLIN MUNICIPAL SECURITIES TRUST
Franklin California High Yield Municipal Fund	July 1, 2025

FRANKLIN STRATEGIC SERIES
Franklin Templeton SMACS: Series CH	January 1, 2026

Please retain this supplement for future reference.